SCHEDULE OF REPORTABLE SEGMENT ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Reportable segment assets	$ 54,320,888	$ 68,046,687
Reportable segment liabilities	(36,139,200)	(55,555,011)
Direct Purchase ODM [Member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	17,318,638	17,601,758
Reportable segment liabilities	(15,727,139)	(19,131,264)
Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	36,414,457	49,294,010
Reportable segment liabilities	(19,069,138)	(23,217,801)
Unallocated [Member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	587,793	1,150,919
Reportable segment liabilities	(1,342,923)	(13,205,946)
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	54,320,888	68,046,687
Reportable segment liabilities	$ (36,139,200)	$ (55,555,011)